INCOME TAXES - Principal components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net loss carryforward	¥ 337,214	¥ 256,850
Deductible advertising expense	19,613	17,964
Accrued expenses and payroll payable	10,805	12,399
Others	890	88
Valuation allowance	(368,522)	¥ (287,301)
Tax loss carryforwards	¥ 1,462,175
Statute of limitations period according to the PRC Tax Administration and Collection Law (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Amount of minimum underpayment of tax liability listed as special circumstance for extension period for statute of limitations	¥ 100